UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                          USAA GNMA Trust(R)

                             [GRAPHIC OF USAA GNMA TRUST]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                          10

SHAREHOLDER VOTING RESULTS                                                   15

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         19

   Financial Statements                                                      20

   Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                              33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                          SO WHAT DOES 2007 HAVE IN STORE?
                                         THE MARKETS' LONG-TERM PERFORMANCE
[PHOTO OF CHRISTOPHER W. CLAUS]     IS LIKELY TO REST ON FOUR PILLARS - INTEREST
                                         RATES, INFLATION, ECONOMIC ACTIVITY,
                                              AND CORPORATE EARNINGS.

                                                        "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI"      MARGARET "DIDI" WEINBLATT, Ph.D., CFA
     WEINBLATT]                    USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA GNMA Trust had a total return of 5.11%. This compares to 5.08% for the Lipper GNMA Funds Index and 5.44% for the Lehman Brothers GNMA 30-Year Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT.

         When we last reported to you in the May 31, 2006, annual report, bonds were in a bear market following two years of relentless rate hikes by the Federal Reserve Board (the Fed). The bear market continued only for another month - until the end of June. Patience in staying invested paid off, because the Fed would hike rates only once more, in late June, before pausing at its next three meetings. The Fed pause, along with continued signs of slowing economic growth and moderating inflation, led to expectations that the Fed's next move would be to cut rates at some point in 2007. As a result, the bond market rallied, with yields on the benchmark 10-year U.S. Treasury bond falling from 5.12% on May 31 to 4.46% by the end of the period.

         Since short-term interest rates are set by the Fed, they remained high even as long-term rates fell. This led to an inverted yield curve, which occurs when long-term bond yields are lower than those of shorter-term bonds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             HISTORICAL YIELD CURVE

                        [CHART OF HISTORICAL YIELD CURVE]

                        5/31/06                 11/30/06                  CHANGE
                        -------                 --------                  ------
3 MONTH                  4.833%                  5.019%                   0.1863%
6 MONTH                  5.062                   5.083                    0.0206
 2 YEAR                  5.033                   4.608                   -0.4246
 3 YEAR                  5.030                   4.504                   -0.5251
 5 YEAR                  5.032                   4.444                   -0.5886
10 YEAR                  5.119                   4.458                   -0.6605
30 YEAR                  5.228                   4.562                   -0.6658

                                   [END CHART]

         All sectors of the bond market rallied, with mortgage-backed securities doing particularly well. In the past, mortgage-backed securities have not kept up with strong bond market rallies because the mortgages behind these bonds can be refinanced, leading to prepayments. However, due to the low rate environment that's been in place for some time, most of the higher-coupon mortgages have already been refinanced, leaving fewer mortgages that can be profitably refinanced. In addition, flat housing appreciation may serve to dampen "cash-out" refinancing, that is, mortgage refinancing where a homeowner is able to use home price appreciation to take out a new mortgage for more than the refinanced one.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

         We were bullish on mortgage-backed securities, including GNMAs, going into the reporting period. Given our view that rates would fall, we took advantage of the higher yields to make purchases of currently issued GNMAs. Throughout the period, we kept cash to a minimum.

         GNMAs slightly underperformed Fannie Mae (FNMA) and Freddie Mac (FHLMC) mortgages. At the end of 2005 and early in 2006, foreigners poured money into GNMAs, attracted by the explicit U.S. government guarantee. This buying waned as GNMAs became expensive relative to other mortgage-backed securities. However, as you can see by the Fund's return, GNMAs still performed quite well. We did, however, purchase some Fannie Mae and Freddie Mac mortgage-backed securities at the beginning of the period, when GNMAs were expensive relative to these other mortgage-backed securities.

          COUPON RATE COMPOSITION OF MORTGAGE POOLS

    [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

COUPON RATE %                                 PERCENTAGE
-------------                                 ----------
   5.00                                          16.1
   5.50                                          43.2
   5.88                                           1.4
   6.00                                          25.3
   6.23                                           0.8
   6.50                                           9.3
   6.75                                           0.1
   7.00                                           2.4
   7.50                                           0.6
   8.00                                           0.7

                     [END CHART]

                 AVERAGE COUPON RATE
                 5.72% (NOVEMBER 2006)

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK GOING FORWARD?

         The relentless two-year tightening campaign has given the Fed room to maneuver. It is likely to stay on hold until it sees inflation decline more convincingly as 2007 progresses. Our forecast is for the current Fed pause to continue until about midyear and for long-term interest rates to hover around current levels.

         GNMAs and other mortgage-backed securities tend to perform well in stable interest-rate environments. Additionally, we think investors will refocus on GNMAs because of their government backing and protection from event risk in the corporate bond market. Event risk is when corporations are taken private in leveraged buyouts using a large amount of debt. This often hurts bondholders. The high levels of private equity money make leveraged buyouts more likely.

         For some time, investors have been chasing riskier assets, to the point that some may be priced for perfection. Any change in today's very positive sentiment about risk should benefit GNMAs, which are among the safest securities, backed by the full faith and credit of the U.S. government.

         Thank you for the privilege of serving you.

         THE USAA GNMA TRUST IS NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

8

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA GNMA TRUST

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 356 intermediate government funds for the period ending November 30, 2006:

                                 OVERALL RATING
                                 *   *   *   *

             3-YEAR                  5-YEAR                10-YEAR
            * * * *                  * * * *                * * *
        out of 356 funds        out of 307 funds       out of 205 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
    10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA GNMA TRUST

              [LOGO OF LIPPER LEADER]       [LOGO OF LIPPER LEADER]
                    PRESERVATION                    EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,180 fixed-income funds and for Expense among 149 funds within the Lipper U.S. Mortgage category for the overall period ending November 30, 2006.

The USAA GNMA Trust was named a "Best Buy" in the Taxable-Ginnie Mae bond fund category in Forbes magazine's 2006 Fund Survey.*

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF NOVEMBER 30, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,180 AND 3,508 FIXED-INCOME FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,168 FIXED-INCOME FUNDS FOR THE 10-YEAR PERIOD. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 149, 129, AND 76 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY, WITHIN THE LIPPER U.S. MORTGAGE CATEGORY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

* THE USAA GNMA TRUST WAS NAMED A "BEST BUY" ALONG WITH THREE OTHER FUNDS IN THE TAXABLE-GINNIE MAE CATEGORY, "FOR A COMBINATION OF HIGH RISK-ADJUSTED RETURNS AND LOW COST" IN THE SEPTEMBER 18, 2006, ISSUE OF FORBES.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         11/30/06                    5/31/06
--------------------------------------------------------------------------------
Net Assets                             $519.0 Million             $521.2 Million
Net Asset Value Per Share                  $9.57                      $9.32

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06**     1 YEAR      5 YEARS      10 YEARS     30-DAY SEC YIELD
       5.11%               5.55%       4.13%        5.36%            4.89%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING NOVEMBER 30, 2006

---------------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
---------------------------------------------------------------------------------------
10 YEARS          5.36%         =           5.91%           +         (0.55%)
5 YEARS           4.13%         =           5.10%           +         (0.97%)
1 YEAR            5.52%         =           4.99%           +          0.53%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING NOVEMBER 30, 2006

             [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

----------------------------------------------------------------------------------------------
                     TOTAL RETURN            DIVIDEND RETURN            CHANGE IN SHARE PRICE
----------------------------------------------------------------------------------------------
11/30/1997               7.60%                    7.01%                         0.59%
11/30/1998               9.17%                    6.71%                         2.46%
11/30/1999              -2.71%                    6.02%                        -8.73%
11/30/2000               9.66%                    7.35%                         2.31%
11/30/2001               9.90%                    6.61%                         3.29%
11/30/2002               7.02%                    5.73%                         1.29%
11/30/2003               2.47%                    5.02%                        -2.55%
11/30/2004               3.73%                    4.84%                        -1.11%
11/30/2005               1.94%                    4.90%                        -2.96%
11/30/2006               5.55%                    5.02%                         0.53%
----------------------------------------------------------------------------------------------

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

              12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA GNMA             LIPPER GNMA FUNDS
                            TRUST                    AVERAGE
                          ---------             -----------------
11/30/1997                  6.66%                    6.19%
11/30/1998                  6.32                     5.98
11/30/1999                  6.63                     6.00
11/30/2000                  6.78                     6.05
11/30/2001                  6.15                     5.52
11/30/2002                  5.48                     4.66
11/30/2003                  5.14                     4.02
11/30/2004                  4.81                     4.02
11/30/2005                  5.02                     4.09
11/30/2006                  4.83                     4.58

                        [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 11/30/97 TO 11/30/06.

         THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS GNMA         LIPPER GNMA             USAA GNMA
                   30-YEAR INDEX             FUNDS INDEX               TRUST
                --------------------         -----------             ---------
11/30/96            $10,000.00                $10,000.00            $10,000.00
12/31/96              9,945.70                  9,935.70              9,940.30
01/31/97             10,022.97                  9,999.61             10,016.93
02/28/97             10,060.06                 10,025.23             10,053.89
03/31/97              9,959.29                  9,929.56              9,950.24
04/30/97             10,124.00                 10,082.20             10,088.33
05/31/97             10,229.46                 10,172.47             10,185.98
06/30/97             10,351.80                 10,292.26             10,328.37
07/31/97             10,538.82                 10,486.21             10,520.61
08/31/97             10,516.80                 10,453.15             10,463.45
09/30/97             10,657.24                 10,590.89             10,610.41
10/31/97             10,767.19                 10,696.08             10,739.89
11/30/97             10,801.87                 10,719.27             10,759.99
12/31/97             10,899.50                 10,824.97             10,885.50
01/31/98             11,005.83                 10,931.17             11,037.74
02/28/98             11,030.35                 10,946.32             11,009.39
03/31/98             11,076.86                 10,985.25             11,081.70
04/30/98             11,141.02                 11,047.98             11,150.40
05/31/98             11,217.61                 11,126.73             11,270.97
06/30/98             11,264.68                 11,175.02             11,378.63
07/31/98             11,328.61                 11,227.31             11,405.86
08/31/98             11,416.97                 11,332.53             11,587.22
09/30/98             11,552.56                 11,472.53             11,847.54
10/31/98             11,541.81                 11,412.20             11,616.06
11/30/98             11,607.52                 11,477.66             11,746.91
12/31/98             11,654.89                 11,522.48             11,784.64
01/31/99             11,737.54                 11,592.38             11,875.26
02/28/99             11,699.06                 11,515.97             11,604.99
03/31/99             11,769.83                 11,588.50             11,727.58
04/30/99             11,826.27                 11,639.13             11,754.73
05/31/99             11,765.84                 11,555.37             11,624.20
06/30/99             11,717.64                 11,491.67             11,538.93
07/31/99             11,640.47                 11,416.32             11,318.43
08/31/99             11,636.03                 11,405.13             11,195.36
09/30/99             11,824.35                 11,591.22             11,410.53
10/31/99             11,895.11                 11,644.40             11,421.87
11/30/99             11,900.09                 11,645.83             11,428.99
12/31/99             11,875.77                 11,595.81             11,358.91
01/31/00             11,768.70                 11,494.66             11,302.83
02/29/00             11,920.83                 11,636.37             11,466.25
03/31/00             12,111.89                 11,818.87             11,606.70
04/30/00             12,099.97                 11,792.06             11,545.87
05/31/00             12,145.84                 11,839.89             11,655.41
06/30/00             12,369.00                 12,041.09             11,886.85
07/31/00             12,433.40                 12,090.72             11,944.46
08/31/00             12,621.81                 12,268.66             12,140.91
09/30/00             12,739.16                 12,374.15             12,220.95
10/31/00             12,835.04                 12,451.49             12,320.38
11/30/00             13,015.20                 12,641.47             12,533.19
12/31/00             13,199.30                 12,822.69             12,741.16
01/31/01             13,415.16                 13,017.74             12,933.32
02/28/01             13,474.06                 13,083.60             13,029.04
03/31/01             13,554.59                 13,148.51             13,122.42
04/30/01             13,576.87                 13,148.87             13,087.51
05/31/01             13,690.87                 13,238.23             13,157.96
06/30/01             13,731.56                 13,270.39             13,174.92
07/31/01             13,966.84                 13,516.79             13,433.90
08/31/01             14,068.68                 13,617.57             13,553.96
09/30/01             14,258.56                 13,798.59             13,746.68
10/31/01             14,447.90                 13,974.76             13,950.93
11/30/01             14,326.38                 13,841.46             13,774.18
12/31/01             14,283.73                 13,773.97             13,651.91
01/31/02             14,428.13                 13,914.08             13,792.40
02/28/02             14,575.16                 14,063.63             13,962.77
03/31/02             14,436.94                 13,916.95             13,761.86
04/30/02             14,690.79                 14,160.21             14,048.93
05/31/02             14,786.90                 14,253.00             14,188.40
06/30/02             14,905.85                 14,364.47             14,291.00
07/31/02             15,078.63                 14,528.34             14,449.31
08/31/02             15,183.69                 14,641.87             14,598.11
09/30/02             15,309.34                 14,759.81             14,716.49
10/31/02             15,356.56                 14,791.98             14,742.08
11/30/02             15,371.07                 14,794.75             14,741.15
12/31/02             15,523.92                 14,953.96             14,912.71
01/31/03             15,563.19                 14,990.03             14,949.03
02/28/03             15,641.09                 15,072.85             15,024.60
03/31/03             15,652.13                 15,066.35             15,022.95
04/30/03             15,688.40                 15,102.58             15,073.35
05/31/03             15,688.95                 15,119.96             15,106.94
06/30/03             15,736.66                 15,145.33             15,120.54
07/31/03             15,476.75                 14,841.48             14,806.03
08/31/03             15,578.70                 14,931.25             14,897.25
09/30/03             15,803.58                 15,177.63             15,136.86
10/31/03             15,762.37                 15,115.32             15,079.20
11/30/03             15,816.99                 15,163.48             15,105.13
12/31/03             15,964.62                 15,269.23             15,212.73
01/31/04             16,044.44                 15,349.50             15,289.06
02/29/04             16,149.54                 15,444.15             15,379.01
03/31/04             16,215.71                 15,494.20             15,441.16
04/30/04             15,960.38                 15,236.54             15,212.83
05/31/04             15,927.99                 15,198.05             15,164.14
06/30/04             16,072.13                 15,305.05             15,289.12
07/31/04             16,202.17                 15,433.19             15,398.18
08/31/04             16,427.09                 15,641.73             15,581.64
09/30/04             16,461.74                 15,629.15             15,609.75
10/31/04             16,591.85                 15,731.53             15,703.00
11/30/04             16,554.09                 15,687.87             15,669.05
12/31/04             16,661.69                 15,772.13             15,735.45
01/31/05             16,758.33                 15,863.69             15,810.48
02/28/05             16,706.37                 15,806.45             15,761.01
03/31/05             16,674.63                 15,774.21             15,727.67
04/30/05             16,843.05                 15,924.19             15,875.63
05/31/05             16,964.32                 16,027.45             15,971.64
06/30/05             17,013.51                 16,062.22             16,004.50
07/31/05             16,950.56                 15,997.58             15,955.22
08/31/05             17,091.25                 16,130.92             16,087.36
09/30/05             17,024.60                 16,047.01             16,008.77
10/31/05             16,953.09                 15,968.05             15,938.74
11/30/05             16,988.69                 16,012.68             15,973.05
12/31/05             17,207.85                 16,190.92             16,161.80
01/31/06             17,264.63                 16,229.56             16,208.18
02/28/06             17,297.44                 16,258.64             16,224.48
03/31/06             17,188.46                 16,149.02             16,143.25
04/30/06             17,126.59                 16,085.26             16,070.29
05/31/06             17,092.33                 16,042.68             16,035.81
06/30/06             17,112.84                 16,044.24             16,033.74
07/31/06             17,355.85                 16,255.49             16,248.98
08/31/06             17,626.60                 16,490.79             16,469.41
09/30/06             17,730.59                 16,593.05             16,587.86
10/31/06             17,852.93                 16,701.23             16,702.30
11/30/06             18,022.54                 16,857.28             16,855.08

                                   [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

         o The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

         o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                ASSET ALLOCATION
                                    11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                            88.9%
Collateralized Mortgage Obligations                                     5.2%
15-Year Fixed-Rate Single-Family Mortgages*                             4.3%
Repurchase Agreements                                                   1.2%

                               [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
          PASS-THROUGH SECURITIES, SINGLE-FAMILY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-18.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust Votes shown for Proposal 2 are for the USAA GNMA Trust.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

         NUMBER OF SHARES VOTING
         ----------------------------------------------------------
               TRUSTEES                 FOR        VOTES WITHHELD
         ----------------------------------------------------------
         Richard A. Zucker          326,660,678       6,558,674
         Barbara B. Dreeben         326,423,871       6,795,482
         Robert L. Mason, Ph.D.     326,749,557       6,469,795
         Michael F. Reimherr        326,757,132       6,462,221
         Christopher W. Claus       326,747,028       6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
            FOR             AGAINST           ABSTAIN          BROKER NON-VOTE*
         -----------------------------------------------------------------------
         37,907,766        608,570           658,178              1,303,161

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (98.4%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (93.2%)
             Government National Mortgage Assn. I,
  $ 5,114      Pool 604858                                               5.50%        12/15/2018       $  5,174
   28,825      Pool 604713                                               5.50         10/15/2033         28,915
   12,776      Pool 616143                                               5.50         12/15/2033         12,816
    6,520      Pool 615486                                               5.50          7/15/2034          6,537
   27,463      Pool 648348                                               5.50         10/15/2035         27,525
    5,770      Pool 781378                                               6.00         12/15/2016          5,899
    3,074      Pool 780770                                               6.00          4/15/2028          3,132
    1,133      Pool 482833                                               6.00         11/15/2028          1,154
    2,617      Pool 492703                                               6.00          2/15/2029          2,666
    1,821      Pool 781148                                               6.00          7/15/2029          1,855
    2,799      Pool 584367                                               6.00          5/15/2032          2,849
    8,661      Pool 603869                                               6.00          1/15/2033          8,814
    2,365      Pool 553069                                               6.00          2/15/2033          2,406
    3,489      Pool 581541                                               6.00          7/15/2033          3,551
    1,919      Pool 615955                                               6.00          9/15/2033          1,953
      793      Pool 456861                                               6.50          5/15/2028            819
      747      Pool 472596                                               6.50          5/15/2028            771
      708      Pool 462642                                               6.50          7/15/2028            731
      604      Pool 464827                                               6.50          9/15/2028            624
    1,908      Pool 490804                                               6.50         11/15/2028          1,971
       94      Pool 434165                                               6.50          1/15/2029             97
       92      Pool 469900                                               6.50          1/15/2029             95
    2,470      Pool 486065                                               6.50          3/15/2031          2,549
    2,031      Pool 485860                                               6.50         10/15/2031          2,096
    1,539      Pool 577423                                               6.50          1/15/2032          1,588
      633      Pool 581120                                               6.50          3/15/2032            653
    1,971      Pool 552707                                               6.50          8/15/2032          2,033
    9,654      Pool 781516                                               6.50          9/15/2032          9,961
      196      Pool 474256                                               6.75          5/15/2028            201
       80      Pool 474279                                               6.75          5/15/2028             83
       83      Pool 440293                                               7.00          4/15/2027             86
    1,272      Pool 780570                                               7.00          5/15/2027          1,318
       65      Pool 478209                                               7.00          6/15/2028             68
      110      Pool 458908                                               7.00          7/15/2028            113
      370      Pool 464128                                               7.00          8/15/2028            383
      227      Pool 486467                                               7.00          8/15/2028            235
      358      Pool 464854                                               7.00          9/15/2028            370
    2,274      Pool 487603                                               7.00          5/15/2029          2,354
    1,674      Pool 487613                                               7.00          6/15/2029          1,733

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $ 1,014      Pool 555482                                               7.00%         8/15/2031       $  1,049
      545      Pool 781328                                               7.00          9/15/2031            564
      714      Pool 564438                                               7.00         10/15/2031            739
      288      Pool 563599                                               7.00          6/15/2032            298
    1,015      Pool 563613                                               7.00          7/15/2032          1,051
      543      Pool 780716                                               7.50          2/15/2028            567
      100      Pool 781001                                               7.50          3/15/2029            105
      237      Pool 499432                                               7.50          4/15/2029            247
      354      Pool 470683                                               7.50          7/15/2029            369
      818      Pool 510533                                               7.50         10/15/2029            854
      227      Pool 518539                                               7.50         10/15/2029            237
       46      Pool 538003                                               7.50          8/15/2030             48
      155      Pool 443263                                               7.50         12/15/2030            162
      102      Pool 486050                                               7.50          1/15/2031            107
       73      Pool 530250                                               7.50          1/15/2031             76
      153      Pool 552172                                               7.50         11/15/2031            160
       18      Pool 178674                                               8.00          1/15/2022             19
      335      Pool 352169                                               8.00          6/15/2023            355
      353      Pool 442548                                               8.00          5/15/2027            374
      412      Pool 511530                                               8.00          7/15/2030            437
      146      Pool 520978                                               8.00          9/15/2030            155
      106      Pool 307542                                               8.50          6/15/2021            114
       23      Pool 329602                                               8.50          7/15/2022             25
      154      Pool 312950                                               9.00          7/15/2021            167
             Government National Mortgage Assn. II,
   13,003      Pool 003389                                               5.00          5/20/2033         12,760
   14,234      Pool 003414                                               5.00          7/20/2033         13,968
    9,589      Pool 003568                                               5.00          6/20/2034          9,406
   27,892      Pool 003759                                               5.00          9/20/2035         27,345
    3,383      Pool 003375                                               5.50          4/20/2033          3,385
   11,486      Pool 003530                                               5.50          3/20/2034         11,487
   38,618      Pool 003678                                               5.50          2/20/2035         38,609
   38,772      Pool 003702                                               5.50          4/20/2035         38,763
   22,051      Pool 003736                                               5.50          7/20/2035         22,046
    1,968      Pool 003052                                               6.00          3/20/2031          1,999
    4,498      Pool 003273                                               6.00          8/20/2032          4,567
    3,583      Pool 003285                                               6.00          9/20/2032          3,638
    3,675      Pool 003460                                               6.00         10/20/2033          3,744
    3,833      Pool 448816                                               6.00         12/20/2033          3,886
   11,180      Pool 003517                                               6.00          2/20/2034         11,345
   11,023      Pool 003531                                               6.00          3/20/2034         11,186
    9,236      Pool 003611                                               6.00          9/20/2034          9,374

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                              COUPON                            MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. II,
  $21,854      Pool 003625                                               6.00%        10/20/2034       $ 22,177
    6,659      Pool 605742                                               6.00         11/20/2034          6,747
   14,641      Pool 003852                                               6.00          5/20/2036         14,846
      660      Pool 003080                                               6.50          5/20/2031            679
      570      Pool 003107                                               6.50          7/20/2031            586
    1,731      Pool 781494                                               6.50          8/20/2031          1,780
    2,503      Pool 781427                                               6.50          4/20/2032          2,573
    2,382      Pool 003250                                               6.50          6/20/2032          2,448
    9,329      Pool 003599                                               6.50          8/20/2034          9,575
    1,990      Pool 002971                                               7.00          9/20/2030          2,052
      279      Pool 003070                                               7.50          4/20/2031            290
       83      Pool 000563                                               8.00         12/20/2022             88
    1,889      Pool 002958                                               8.00          8/20/2030          1,997
             Fannie Mae(+),
   14,530      Pool 846573                                               5.00         12/01/2035         14,204
    1,282      Pool 598427                                               6.00          2/01/2017          1,307
    1,256      Pool 608749                                               6.50         10/01/2016          1,287
    4,301      Pool 618473                                               6.50         12/01/2016          4,408
             Freddie Mac(+),
    4,619      Pool G18095                                               5.00          1/01/2021          4,576
   10,299      Pool A42616                                               5.50         12/01/2035         10,273
                                                                                                       --------
                                                                                                        483,858
                                                                                                       --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)
             Government National Mortgage Assn. I,
   15,000      Series 2003-50, Class PC                                  5.50          3/16/2032         15,099
    7,250      Series 2002-35, Class C                                   5.88         10/16/2023          7,401
    4,143      Series 2001-12, Class B                                   6.23          6/16/2021          4,184
                                                                                                       --------
                                                                                                         26,684
                                                                                                       --------
             Total U.S. Government Agency Issues (cost: $513,313)                                       510,542
                                                                                                       --------

             REPURCHASE AGREEMENTS (1.2%)(b)
    6,532    Credit Suisse First Boston LLC, 5.29%, acquired on
               11/30/2006 and due on 12/01/2006 at $6,532
               (collateralized by $6,526 of Government National
               Mortgage Assn. I Notes(a), 6.00%, due 1/15/2036;
               market value $6,663) (cost: $6,532)                                                        6,532
                                                                                                       --------

             TOTAL INVESTMENTS (COST: $519,845)                                                        $517,074
                                                                                                       ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $519,845)       $517,074
   Cash                                                                                  1
   Receivables:
      Capital shares sold                                                              140
      Interest                                                                       2,416
                                                                                  --------
         Total assets                                                              519,631
                                                                                  --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                          125
      Dividends on capital shares                                                      359
   Accrued management fees                                                              53
   Accrued transfer agent's fees                                                        19
   Other accrued expenses and payables                                                  30
                                                                                  --------
         Total liabilities                                                             586
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $519,045
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $564,559
   Accumulated net realized loss on investments                                    (42,743)
   Net unrealized depreciation of investments                                       (2,771)
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $519,045
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  54,250
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $   9.57
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                     $13,434
                                                                       -------
EXPENSES
   Management fees                                                         323
   Administration and servicing fees                                       388
   Transfer agent's fees                                                   448
   Custody and accounting fees                                              50
   Postage                                                                  45
   Shareholder reporting fees                                               21
   Trustees' fees                                                            5
   Registration fees                                                        25
   Professional fees                                                        32
   Other                                                                     3
                                                                       -------
      Total expenses                                                     1,340
   Expenses paid indirectly                                                 (6)
                                                                       -------
      Net expenses                                                       1,334
                                                                       -------
NET INVESTMENT INCOME                                                   12,100
                                                                       -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                   13,714
                                                                       -------
      Net realized and unrealized gain                                  13,714
                                                                       -------
   Increase in net assets resulting from operations                    $25,814
                                                                       =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006


FROM OPERATIONS                                                  11/30/2006           5/31/2006
                                                                ------------------------------
   Net investment income                                          $ 12,100            $ 25,249
   Net realized loss on investments                                      -                (126)
   Change in unrealized appreciation/depreciation
      of investments                                                13,714             (22,656)
                                                                  ----------------------------
      Increase in net assets resulting from operations              25,814               2,467
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (12,100)            (28,404)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        26,350              69,320
   Reinvested dividends                                              9,875              22,819
   Cost of shares redeemed                                         (52,070)           (139,240)
                                                                  ----------------------------
      Decrease in net assets from
         capital share transactions                                (15,845)            (47,101)
                                                                  ----------------------------
   Capital contribution from USAA Transfer Agency Company                -                   3
                                                                  ----------------------------
   Net decrease in net assets                                       (2,131)            (73,035)

NET ASSETS
   Beginning of period                                             521,176             594,211
                                                                  ----------------------------
   End of period                                                  $519,045            $521,176
                                                                  ============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       2,797               7,237
   Shares issued for dividends reinvested                            1,045               2,387
   Shares redeemed                                                  (5,538)            (14,585)
                                                                  ----------------------------
      Decrease in shares outstanding                                (1,696)             (4,961)
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Repurchase agreements are valued at cost, which approximates market value.

              4. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2006.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

              reduce the Fund's expenses. For the six-month period ended November 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $6,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

         allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2006, the Fund had capital loss carryovers of $41,219,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

               CAPITAL LOSS CARRYOVERS
         -------------------------------------
         EXPIRES                     BALANCE
         -------                   -----------
         2008                      $ 8,011,000
         2009                       13,754,000
         2010                        1,176,000
         2012                        9,577,000
         2013                        4,814,000
         2014                        3,887,000
                                   -----------
                           Total   $41,219,000
                                   ===========

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $27,291,000 and $50,737,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $2,899,000 and $5,670,000, respectively, resulting in net unrealized depreciation of $2,771,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

              the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $323,000, which included no performance adjustment.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $388,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

              Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $7,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $448,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

              to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS No. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                             YEAR ENDED MAY 31,
                                       ----------------------------------------------------------------------------------------
                                           2006            2006            2005            2004            2003            2002
                                       ----------------------------------------------------------------------------------------
Net asset value at beginning
   of period                           $   9.32        $   9.76        $   9.72        $  10.16        $  10.08        $   9.89
                                       ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                    .22             .48             .47             .48             .56             .57(c)
   Net realized and unrealized
      gain (loss)                           .25            (.44)            .04            (.44)            .08             .19(c)
                                       ----------------------------------------------------------------------------------------
Total from investment operations            .47             .04             .51             .04             .64             .76
Less distributions:
   From net investment income              (.22)           (.48)           (.47)           (.48)           (.56)           (.57)
                                       ----------------------------------------------------------------------------------------
Net asset value at end of period       $   9.57        $   9.32        $   9.76        $   9.72        $  10.16        $  10.08
                                       ========================================================================================
Total return (%)*                          5.11             .40            5.33             .39            6.49            7.83
Net assets at end of period (000)      $519,045        $521,176        $594,211        $610,488        $751,794        $589,157
Ratio of expenses to average
   net assets (%)**(b)                      .52(a)          .49             .48             .47             .46             .41
Ratio of net investment income to
   average net assets (%)**                4.68(a)         4.46            4.06            3.62            4.43            5.62(c)
Portfolio turnover (%)                     5.37           26.10           37.29           58.53           74.64           44.77

  * Assumes reinvestment of all net investment income distributions during the period. Calculated using adjusted net assets and may differ from the Lipper calculated return.
 ** For the six-month period ended November 30, 2006, average net assets were
    $515,660,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:

Net investment income                                                 $ .57
Net realized and unrealized gain                                      $ .19
Ratio of net investment income to average net assets                   5.63%

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GNMA TRUST
NOVEMBER 30, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                   BEGINNING           ENDING             DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2006 -
                                 JUNE 1, 2006     NOVEMBER 30, 2006     NOVEMBER 30, 2006
                                 -------------------------------------------------------------
         Actual                    $1,000.00          $1,051.10               $2.67

         Hypothetical
            (5% return before
            expenses)               1,000.00           1,022.46                2.64

         *Expenses are equal to the Fund's annualized expense ratio of 0.52%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 5.11% for the six-month period of June 1, 2006, through November 30, 2006.

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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23414-0107                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.